First Sentier Global Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS – 99.4%	Shares	Fair Value
ELECTRIC UTILITIES – 24.4%
American Electric Power Co. Inc. (United States)	52,421	$6,278,725
CLP Holdings Ltd. (Hong Kong)	315,000	2,977,549
Duke Energy Corp. (United States)	55,427	6,726,067
Evergy Inc. (United States)	45,882	3,520,526
Eversource Energy (United States)	37,900	2,620,027
NextEra Energy Inc. (United States)	67,080	5,896,332
PG&E Corp. (United States)	228,270	3,519,923
Xcel Energy Inc. (United States)	58,246	4,430,191
		$35,969,340
TRANSPORTATION INFRASTRUCTURE – 23.9%
Aena SME S.A. (Spain) (a)	149,804	$4,652,550
Aeroports de Paris S.A. (France)	21,129	2,791,603
Atlas Arteria Ltd. (Australia)	797,529	2,752,341
Beijing Capital International Airport Co. Ltd. (China) (b)	4,742,000	1,612,433
Flughafen Zurich A.G. (Switzerland)	6,452	2,003,871
Getlink SE (France)	257,406	5,095,203
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Mexico)	146,060	4,015,229
Japan Airport Terminal Co. Ltd. (Japan)	71,600	2,242,046
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	579,842	1,855,406
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	146,972	2,300,117
Transurban Group (Australia)	617,758	5,975,432
		$35,296,231
MULTI-UTILITIES – 15.3%
Algonquin Power & Utilities Corp. (Canada)	297,300	$1,951,942
Dominion Energy Inc. (United States)	59,555	3,583,424
Hera S.p.A. (Italy)	606,690	3,002,333
National Grid PLC (United Kingdom)	305,847	5,196,205
Public Service Enterprise Group Inc. (United States)	43,571	3,588,508
Sempra (United States)	60,791	5,289,425
		$22,611,837
GROUND TRANSPORTATION – 11.7%
CSX Corp. (United States)	173,754	$6,560,951
Rumo S.A. (Brazil)	672,600	1,878,717
Union Pacific Corp. (United States)	29,010	6,820,251
West Japan Railway Co. (Japan)	101,200	2,067,966
		$17,327,885
0

First Sentier Global Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS  (Continued)
January 31, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS – 10.2%
Cheniere Energy Inc. (United States)	23,489	$4,968,393
DT Midstream Inc. (United States)	18,653	2,350,651
ONEOK Inc. (United States)	67,271	5,327,190
Targa Resources Corp. (United States)	12,170	2,445,927
		$15,092,161
SPECIALIZED REITS – 5.0%
American Tower Corp. (United States)	8,355	$1,497,884
Equinix Inc. (United States)	2,243	1,841,346
SBA Communications Corp. (United States)	22,264	4,099,025
		$7,438,255
GAS UTILITIES – 2.7%
ENN Energy Holdings Ltd. (China)	252,000	$2,169,403
UGI Corp. (United States)	43,298	1,736,683
		$3,906,086
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 2.5%
Orsted A/S (Denmark) (a),(b)	126,033	$2,835,145
RWE A.G. (Germany)	12,902	819,328
		$3,654,473
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
China Tower Corp. Ltd. (China) (a)	1,675,716	$2,410,982
Infrastrutture Wireless Italiane S.p.A. (Italy) (a)	66,553	588,373
		$2,999,355
WATER UTILITIES – 1.7%
United Utilities Group PLC (United Kingdom)	142,005	$2,431,912
TOTAL COMMON STOCKS–99.4% (Cost $132,018,116)		$146,727,535
TOTAL INVESTMENTS–99.4% (Cost $132,018,116)		$146,727,535
Other Assets in Excess of Liabilities – 0.6%		$886,040
NET ASSETS–100.0%		$147,613,575

Percentages are stated as a percent of net assets.

First Sentier Global Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS  (Continued)
January 31, 2026 (Unaudited)

REIT –	Real Estate Investment Trust

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  As of January 31, 2026, these securities had a total value of $10,487,050 which represented 7.1% of the Fund's net assets.

(b)	Non-income producing security.

First Sentier American Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS – 100.3%	Shares	Fair Value
ELECTRIC UTILITIES – 31.0%
American Electric Power Co. Inc. (United States)	1,809	$216,673
Duke Energy Corp. (United States)	1,642	199,257
Evergy Inc. (United States)	1,679	128,830
Eversource Energy (United States)	1,509	104,317
NextEra Energy Inc. (United States)	3,002	263,876
PG&E Corp. (United States)	11,296	174,184
Xcel Energy Inc. (United States)	2,122	161,399
		$1,248,536
GROUND TRANSPORTATION – 21.5%
CSX Corp. (United States)	8,902	$336,139
Norfolk Southern Corp. (United States)	241	70,189
Union Pacific Corp. (United States)	1,942	456,564
		$862,892
OIL, GAS & CONSUMABLE FUELS – 18.9%
Cheniere Energy Inc. (United States)	1,174	$248,324
DT Midstream Inc. (United States)	498	62,758
Kinder Morgan Inc. (United States)	1,097	33,448
ONEOK Inc. (United States)	4,395	348,040
Targa Resources Corp. (United States)	322	64,716
Williams (The) Cos. Inc. (United States)	73	4,910
		$762,196
MULTI-UTILITIES – 14.8%
Algonquin Power & Utilities Corp. (Canada)	7,498	$49,112
Black Hills Corp. (United States)	554	40,431
Dominion Energy Inc. (United States)	2,162	130,088
National Grid PLC (United Kingdom) (a)	731	62,332
Public Service Enterprise Group Inc. (United States)	1,595	131,364
Sempra (United States)	2,088	181,677
		$595,004
SPECIALIZED REITS – 10.8%
American Tower Corp. (United States)	1,030	$184,658
Crown Castle Inc. (United States)	156	13,542
Equinix Inc. (United States)	74	60,749
SBA Communications Corp. (United States)	944	173,800
		$432,749

First Sentier American Listed Infrastructure Fund
PORTFOLIO OF INVESTMENTS  (Continued)
January 31, 2026 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 2.1%
XPLR Infrastructure LP (United States) (b)	8,823	$85,936
GAS UTILITIES – 1.2%
UGI Corp. (United States)	1,209	$48,493
TOTAL COMMON STOCKS–100.3% (Cost $3,800,021)		$4,035,806
TOTAL INVESTMENTS–100.3% (Cost $3,800,021)		$4,035,806
Other Liabilities in Excess of Assets – (0.3)%		$(12,253)
NET ASSETS–100.0%		$4,023,553

Percentages are stated as a percent of net assets.

REIT –	Real Estate Investment Trust

(a)
This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S.
national securities exchange.

(b)	Non-income producing security.